Deposits and Prepayments	6 Months Ended
Jun. 30, 2025
Deposits and Prepayments [Abstract]
Deposits and prepayments

Note 11 — Deposits and prepayments

Deposits and prepayments consist of the following:

	June 30, 2025	December 31, 2024
	EUR	EUR
Deposits	3,415	(3,813)
Prepayments	67,275	23,469
	70,690	19,656

Prepayments consist mainly of the annual Directors’ and Officers’ insurance premium, professional service retainers, and league registration fees, while deposits represent refundable security deposits.